Fair Value Loss (Gain) On Derivatives - Summary Of Gains Losses On Change In Fair Value Of Derivatives (Detail)	12 Months Ended
	Dec. 31, 2021 CAD ($)
Gains (losses) on financial instruments [abstract]
Gain on embedded derivatives	$ (784,261)	[1]
Deferred charge loss	1,615,102	[1]
Loss on substantial modification and conversion	8,571,881	[1]
Gain on warrant liability remeasurement (Note 15)	(3,362,601)	[2]
Total	$ 6,040,121

[1]	1 Associated with the 2021 Debentures (Note 14(b)) of which the majority is realized at December 31, 2021.
[2]	2 Change in fair value unrealized (Note 26).